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                                                Mark C. Amorosi

                                                202.778.9351
                                                Fax: 202.778.9100
                                                mamorosi@klng.com


January 31, 2005

U.S. Securities and Exchange Commission
450 Fifth Street, NW
Washington, DC 20549

Re: Post-Effective Amendment No. 1 to the Registration Statement on Form N-14 of AXA Enterprise Funds Trust (File No. 333-121800)
      --------------------------------------------------------------------------

Ladies and Gentlemen:

      Please find enclosed for filing on behalf of AXA Enterprise Funds Trust (the "Trust"), pursuant to the Securities Act of 1933, as amended (the "1933 Act"), and Regulation C thereunder, Post-Effective Amendment No. 1 (the "Post-Effective Amendment") to the Trust's Registration Statement on Form N-14 (the "Registration Statement"). This transmission contains a conformed signature page. The manually signed original of this document is maintained at the offices of the Trust.

      The Trust is filing the Post-Effective Amendment solely for the purpose of including in the Registration Statement an undertaking to file an executed copy of an opinion of counsel supporting the tax consequences of the reorganizations described in the Registration Statement as an amendment to the Registration Statement within a reasonable time after receipt of such opinion. The Post-Effective Amendment will become effective automatically immediately upon filing in accordance with Rule 485(b) under the 1933 Act.

      As discussed with Ms. Laura Hatch of the Division of Investment Management on Friday, January 28, 2005, the Trust has agreed not to mail the definitive Combined Proxy Statement and Prospectus relating to the Registration Statement until such time as Ms. Hatch has had an opportunity to review the Trust's responses to comments provided on Wednesday, January 26, 2005.

U.S. Securities and Exchange Commission
January 31, 2005
Page 2


      If you have any questions or comments concerning the foregoing, please contact Arthur J. Brown at (202) 778-9046 or me at (202) 778-9351.




Sincerely,

/s/ Mark C. Amorosi

Mark C. Amorosi


Enclosure

cc:   Patricia Louie, Esq.